Business Combinations - Schedule of Major Classes of Assets and Liabilities Allocated to Purchase Price (Details) - USD ($)						9 Months Ended		12 Months Ended
	Jul. 01, 2023	Jun. 30, 2023	Jun. 06, 2023	Oct. 01, 2021	Jul. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Purchase consideration						$ 1,850,384	$ 602,093	$ 243,036	$ 1,032,633
Goodwill						$ 2,142,778		$ 996,441	1,725,292	$ 859,587
Coverzen Technologies Private Limited And Its Subsidiaries
Business Acquisition [Line Items]
Cash and cash equivalents									258,299
Intangible assets									27,159
Other assets									265,978
Other liabilities									(242,020)
Net assets									309,416
Purchase consideration									482,659
Goodwill									$ 173,243
Kintsugi Innovation Labs Private Limited ("Kintsugi")
Business Acquisition [Line Items]
Cash and cash equivalents					$ 323,029
Acquired Customer Contract					118,366
Other assets					870,208
Other liabilities					(1,869,055)
Net assets					(557,452)
Purchase consideration					1,344
Goodwill					$ 558,796
Peoplebay Consultancy Services Private Limited ("Peoplebay")
Business Acquisition [Line Items]
Cash and cash equivalents				$ 42,688
Acquired Customer Contract				217,127
Other assets				210,680
Other liabilities				(394,133)
Net assets				76,362
Purchase consideration				134,862
Goodwill				58,500
FA Events and Media Private Limited ("FA Events")
Business Acquisition [Line Items]
Cash and cash equivalents				79,082
Intangible assets				77,461
Acquired Customer Contract				293,999
Other assets				22,368
Other liabilities				(427,747)
Net assets				45,163
Purchase consideration				134,862
Goodwill				$ 89,699
Global Insurance Management Limited
Business Acquisition [Line Items]
Cash and cash equivalents		$ 10,997,974
Acquired Customer Contract		1,157,920
Other assets		7,157,343
Other liabilities		(15,947,363)
Net assets		3,365,874
Purchase consideration		3,998,000
Goodwill		$ 632,126
National Automobile Club
Business Acquisition [Line Items]
Cash and cash equivalents			$ 182,713
Intangible assets			13,384
Acquired Customer Contract			870,027
Other assets			1,947,606
Other liabilities			(1,215,247)
Net assets			1,798,483
Purchase consideration			2,100,000
Goodwill			$ 301,517
FA Premium Insurance Broking Private Limited
Business Acquisition [Line Items]
Cash and cash equivalents	$ 72,430
Intangible assets	34,754
Other assets	670,182
Other liabilities	(736,298)
Net assets	875,778
Purchase consideration	1,279,820
Goodwill	404,042
FA Premium Insurance Broking Private Limited | Customer contracts
Business Acquisition [Line Items]
Acquired Customer Contract	20,345
FA Premium Insurance Broking Private Limited | Distribution network
Business Acquisition [Line Items]
Acquired Customer Contract	$ 814,365